Claims Payable (Tables)	12 Months Ended
Dec. 31, 2022
Claims Payable.
Schedule of activity in the liability for claims payable and healthcare expenses

	December 31,
	2022	2021
Claims unpaid, beginning of period	$101,958	$76,031
Incurred, related to:
Current period	942,570	55,149
Prior period(s)	882	174
Total incurred	943,452	55,323
Paid, related to:
Current period	794,026	53,366
Prior period(s)	100,177	2,928
Total paid	894,203	56,294
Claims unpaid assumed in acquisitions	—	26,898
Claims unpaid, end of period	$151,207	$101,958